Equity Instruments (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 183,000	$ 276,000	$ 251,000	$ 478,000
Unrecognized expense at December 31, 2015	$ 1,890,000
Weighted average remaining years to vest (in years)	3 years 1 month 28 days
Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at December 31, 2015					$ 0
Weighted average remaining years to vest (in years)					0 years
Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at December 31, 2015					$ 0
Weighted average remaining years to vest (in years)					0 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 27,000
Research and Development Expense [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 20,000	117,000	25,000	207,000
Research and Development Expense [Member] | Stock Options [Member] | Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					427,000	$ 206,000
Research and Development Expense [Member] | Stock Options [Member] | Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					92,000	38,000
General and Administrative Expense [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 163,000	$ 159,000	$ 226,000	$ 271,000	1,018,000	500,000
General and Administrative Expense [Member] | Stock Options [Member] | Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					316,000	152,000
General and Administrative Expense [Member] | Stock Options [Member] | Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 183,000	$ 104,000